PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 100,937		¥ 101,838
Less: accumulated depreciation	(92,545)		(84,989)
Property and equipment, net	8,392	$ 1,182	16,849
Office facilities
PROPERTY AND EQUIPMENT, NET
Total cost	2,163		2,844
Software
PROPERTY AND EQUIPMENT, NET
Total cost	21,298		20,610
Computer equipment
PROPERTY AND EQUIPMENT, NET
Total cost	17,981		18,797
Vehicles
PROPERTY AND EQUIPMENT, NET
Total cost	201		285
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 59,294		¥ 59,302